ENVIRONMENTAL REHABILITATION (Schedule of Reconciliation of Obligations Associated Retirement Properties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Environmental Rehabilitation Schedule Of Reconciliation Of Obligations Associated Retirement Properties
Balance, April 1, 2017	$ 12,186	$ 14,328
Reclamation expenditures	(25)
Unwinding of discount of environmental rehabilitation	449	382
Revision of provision	(694)	(1,606)
Foreign exchange impact	1,182	(918)
Balance, March 31, 2018	$ 13,098	$ 12,186